Provision for Employee Benefits - Schedule of Annual Voluntary Resignation (Details)	Dec. 31, 2024
Plan A [Member] | Below 31 [Member]
Disclosure of defined benefit plans [line items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	15.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	22.00%
Plan A [Member] | 31-40 [Member]
Disclosure of defined benefit plans [line items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	8.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	15.00%
Plan A [Member] | 41-50 [Member]
Disclosure of defined benefit plans [line items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	5.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	12.00%
Plan A [Member] | Above 50 [Member]
Disclosure of defined benefit plans [line items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	0.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	0.00%
Plan B [Member] | Below 31 [Member]
Disclosure of defined benefit plans [line items]
Annual Voluntarily Resignation Rate of Indirect Cost Staff	22.00%
Plan B [Member] | 31-40 [Member]
Disclosure of defined benefit plans [line items]
Annual Voluntarily Resignation Rate of Indirect Cost Staff	15.00%
Plan B [Member] | 41-50 [Member]
Disclosure of defined benefit plans [line items]
Annual Voluntarily Resignation Rate of Indirect Cost Staff	12.00%
Plan B [Member] | Above 50 [Member]
Disclosure of defined benefit plans [line items]
Annual Voluntarily Resignation Rate of Indirect Cost Staff	0.00%